Financial instruments and risk management (Details Narrative) $ / shares in Units, gal in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2024 gal	Sep. 30, 2024 gal	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 10, 2025 MXN ($)	Dec. 31, 2024	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 Colon	Dec. 31, 2024 GTQ (Q)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 item	Dec. 31, 2023	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 Colon	Dec. 31, 2023 GTQ (Q)	Dec. 31, 2023 COP ($)	Sep. 28, 2023 USD ($)	Sep. 28, 2023 MXN ($)	Sep. 20, 2023	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 Colon	Dec. 31, 2022 GTQ (Q)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 USD ($)	Oct. 13, 2021 USD ($)	Oct. 13, 2021 MXN ($)
IfrsStatementLineItems [Line Items]
Employee benefits expense			$ 893,987,000	$ 1,165,078,000	$ 1,299,254,000
Intrinsic value of zero cost collars recycle to fuel cost			1,317,000
Fair value of the outstanding			431,000
Recognized other comprehensive loss			$ 307,000
Impact of change fuel market spot price per share | $ / shares			$ 0.01
Increase fuel market spot price per share | $ / shares			$ 0.01
Fuel price operating costs			$ 3,227,000	3,719,000	3,399,000
Exchange rate						19.5478		20.2683	512.2300	7.71833	4,409.15			16.8935	524.7900	7.8301	3,822.05				19.3615	594.9700	7.8515	4,810.20
Interest rate basis																				0.25%
Other comprehensive loss			(394,000)	(1,175,000)	336,000
Cash and cash equivalent			$ 907,981,000	$ 774,154,000	711,853,000																				$ 741,122,000
Cebur Volarcb 19l [Member]
IfrsStatementLineItems [Line Items]
Number of caplets | item												59
Cebur Volarcb 21l [Member]
IfrsStatementLineItems [Line Items]
Number of caplets | item												59
Cebur Volarcb 21l [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Exchange rate								20.27						16.89
Notional amount			119,200,000	187,400,000				2,420,000,000						3,160,000,000
Fair value of financial instruments designated as hedging instruments			$ 271,000	$ 1,683,000
Other comprehensive loss			30,000	1,175,000
Amortization of intrinsic value			896,000	$ 579,000	$ 161,000
T Locks Agreements [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive loss			117,000
Notional amount			$ 24,900,000
Asset Backed Trust Notes [Member]
IfrsStatementLineItems [Line Items]
Exchange rate																		1								1	20.80
Interest rate basis							0.25%
Notional amount																		$ 85,800,000	$ 1,500,000,000							$ 72,100,000	$ 1,500,000,000
Variable interest rate													10.00%
28-day TIIE [Member]
IfrsStatementLineItems [Line Items]
Interest rate basis							2.50%
Variable interest rate													13.00%
28-day TIIE [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Interest rate basis							1.25%						0.72%
28-day TIIE [Member] | Asset Backed Trust Notes [Member]
IfrsStatementLineItems [Line Items]
Interest rate basis																		2.15%	2.15%							2.00%	2.00%
SOFR Three Months [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Interest rate basis							1.02%
SOFR Three Months Increased [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Interest rate basis							0.73%
SOFR One Month [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Interest rate basis							1.02%						0.99%
Top of range [member] | 28-day TIIE [Member]
IfrsStatementLineItems [Line Items]
Interest rate basis							10.00%
Top of range [member] | 28-day TIIE [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate							11.50%						11.50%
Top of range [member] | SOFR Three Months [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate													5.33%
Top of range [member] | SOFR Three Months Increased [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate							5.33%
Top of range [member] | SOFR One Month [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate							5.35%						5.35%
Bottom of range [member] | 28-day TIIE [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate							10.25%						10.78%
Bottom of range [member] | SOFR Three Months [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate							4.31%
Bottom of range [member] | SOFR Three Months Increased [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate							4.60%
Bottom of range [member] | SOFR One Month [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate							4.33%						4.36%
U.S. Gulf Coast Jet Fuel 54 [Member]
IfrsStatementLineItems [Line Items]
Designated to hedge | gal	14,457	25,832
Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Percentage of entity operating expenses			33.00%	38.00%	46.00%